DERIVATIVE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE CONTRACTS [Abstract]
Schedule of location in the consolidated statements of comprehensive income (loss) and the amount of realized and unrealized gains (losses) recognized in current earnings for the derivative contracts not designated as hedging instruments
in millions of $	Statement of comprehensive income (loss) location	For the year ended December 31,
		2015	2016	2017

Foreign exchange derivative contracts (not designated as hedging instruments) - realized	Changes in fair value of derivative contracts	11.0	(23.6)	(3.3)
Foreign exchange derivative contracts (not designated as hedging instruments) - unrealized	Changes in fair value of derivative contracts	(1.4)	1.1	-
Interest rate swap derivative contracts (not designated as hedging instruments) - realized	Changes in fair value of derivative contracts	(0.5)	(0.8)	(1.0)
Interest rate swap derivative contracts (not designated as hedging instruments) - unrealized	Changes in fair value of derivative contracts	0.5	(1.1)	1.0

		9.6	(24.4)	(3.3)

Schedule of the fair values of derivatives included in the consolidated balance sheets
The following table reflects the fair values of derivatives included in the consolidated balance sheets as of December 31, 2016 and 2017:

in millions of $	Balance sheet location	Fair value as of December 31,
		2016	2017

Derivative assets (not designated as hedging instruments):
Foreign exchange derivative contracts	Current assets: Derivative contracts	0.4	0.1
Interest rate swap derivative contracts	Current assets: Derivative contracts	-	0.4

		0.4	0.5
Derivative liabilities (not designated as hedging instruments):
Foreign exchange derivative contracts	Current liabilities: Derivative contracts	-	0.1
Interest rate swap derivative contracts	Current liabilities: Derivative contracts	1.0	0.3

		1.0	0.4